As filed with the Securities and Exchange Commission on February 15, 1996



                                                              File Nos. 2-90519
                                                                       811-4007


                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549


                                   FORM N-1A


                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933
                        POST-EFFECTIVE AMENDMENT NO. 15
                                      AND
                  REGISTRATION STATEMENT UNDER THE INVESTMENT
                              COMPANY ACT OF 1940
                                AMENDMENT NO. 16



                               LANDMARK FUNDS II*
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                6 ST. JAMES AVENUE, BOSTON, MASSACHUSETTS 02116
                    (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 617-423-1679

      PHILIP W. COOLIDGE, 6 ST. JAMES AVENUE, BOSTON, MASSACHUSETTS 02116
                    (NAME AND ADDRESS OF AGENT FOR SERVICE)


                                    COPY TO:
          ROGER P. JOSEPH, BINGHAM, DANA & GOULD, 150 FEDERAL STREET,
                          BOSTON, MASSACHUSETTS 02110




     It is proposed that this filing will become effective on February 15, 1996 pursuant to paragraph (b) of Rule 485.


     The Premium Portfolios has also executed this Registration Statement.


     Pursuant to Rule 24f-2, Registrant has registered an indefinite number of its Shares of Beneficial Interest (without par value) under the Securities Act of 1933 and will file a Rule 24f-2 Notice on or prior to February 29, 1996 for Registrant's fiscal year ended December 31, 1995.

------------------------------------------------------------------------------
*This filing relates only to Landmark Small Cap Equity Fund.

                               LANDMARK FUNDS II

                      REGISTRATION STATEMENT ON FORM N-1A

                             CROSS REFERENCE SHEET

N-1A
ITEM NO.  N-1A ITEM                                                LOCATION


                                                                   PROSPECTUS
PART A


Item 1.  Cover Page...........................................     Cover Page
Item 2.  Synopsis.............................................     Expense Summary
Item 3.  Condensed Financial Information......................     Condensed Financial Information
Item 4.  General Description of Registrant....................     Investment Information; General
                                                                   Information; Appendix
Item 5.  Management of the Fund...............................     Management; Expenses
Item 5A. Management's Discussion of Fund Performance..........     Not Applicable
Item 6.  Capital Stock and Other Securities...................     General Information; Classes of
                                                                   Shares; Voting and Other Rights;
                                                                   Purchases; Exchanges; Redemptions;
                                                                   Dividends and Distributions; Tax
                                                                   Matters
Item 7.  Purchase of Securities Being Offered.................     Purchases; Exchanges; Redemptions
Item 8.  Redemption or Repurchase.............................     Purchases; Exchanges; Redemptions
Item 9.  Pending Legal Proceedings............................     Not Applicable


                                                                   STATEMENT OF
                                                                   ADDITIONAL
PART B                                                             INFORMATION

Item 10. Cover Page...........................................     Cover Page
Item 11. Table of Contents....................................     Cover Page
Item 12. General Information and History......................     The Funds
Item 13. Investment Objectives and Policies...................     Investment Objectives, Policies and
                                                                   Restrictions
Item 14. Management of the Fund...............................     Management
Item 15. Control Persons and Principal Holders of Securities..     Management
Item 16. Investment Advisory and Other Services...............     Management
Item 17. Brokerage Allocation and Other Practices.............     Portfolio Transactions
Item 18. Capital Stock and Other Securities...................     Description of Shares, Voting Rights
                                                                   and Liabilities
Item 19. Purchase, Redemption and Pricing of Securities Being
         Offered..............................................     Description of Shares, Voting Rights
                                                                   and Liabilities; Determination of Net
                                                                   Asset Value; Valuation of Securities;
                                                                   Additional Purchase and Redemption
                                                                   Information
Item 20. Tax Status...........................................     Certain Additional Tax Matters
Item 21. Underwriters.........................................     Management
Item 22. Calculation of Performance Data......................     Performance Information
Item 23. Financial Statements.................................     Independent Accountants and Financial
                                                                   Statements

PART C Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C to this Registration Statement.

                                EXPLANATORY NOTE


     This Post-Effective Amendment (the "Amendment") to the Registrant's Registration Statement on Form N-1A (the "Registration Statement") is being filed with respect to Landmark Small Cap Equity Fund (the "Fund"), a series of the Registrant, pursuant to the Registrant's undertaking to file a post-effective amendment, using financials which need not be certified, within four to six months following the date the shares of the Fund were sold to the public or operations otherwise began. The Amendment is being filed to include
(i) a supplement to the Registrant's Prospectus for the Fund containing unaudited financial statements for the Fund, and (ii) a supplement to the Registrant's Statement of Additional Information for the Fund containing unaudited financial statements for the Fund. As a result, the Amendment does not otherwise affect the Registrant's currently effective Prospectus and Statement of Additional Information for the Fund, both of which are hereby incorporated herein by reference as most recently filed pursuant to Rule 497 under the Securities Act of 1933, as amended.

      Supplement Dated February 15, 1996 to Prospectus Dated April 3, 1995

                         LANDMARK SMALL CAP EQUITY FUND



The date of the Prospectus shall now be February 15, 1996.


The first paragraph of the "Condensed Financial Information" section on page 6 of the Prospectus is hereby amended in its entirety to read as follows:

     The following tables provide condensed financial information about the Balanced Fund, the Equity Fund and the Small Cap Equity Fund for the periods indicated. The information below should be read in conjunction with the financial statements appearing in the Annual Report to Shareholders of the Balanced Fund and the Equity Fund, which are incorporated by reference in the Statement of Additional Information, and the unaudited financial statements of the Small Cap Equity Fund, which accompany the Statement of Additional Information. The financial statements and notes, as well as the tables below with respect to the Balanced Fund and the Equity Fund, have been audited by Price Waterhouse LLP (for the year ended December 31, 1994) and Deloitte & Touche LLP (for periods prior to the year ended December 31, 1994), independent certified public accountants. The report of Price Waterhouse LLP is included in the Balanced Fund's and the Equity Fund's Annual Report. Copies of the Annual Reports may be obtained without charge from an investor's Shareholder Servicing Agent (see inside of back cover for address and phone number).


The following table should precede the "Investment Information" section on page 8 of the Prospectus:




                                                           SMALL CAP EQUITY FUND
                                                            FINANCIAL HIGHLIGHTS
                                                               CLASS A SHARES
                                                                (unaudited)
                                        (No Class B shares were outstanding during these periods.)
                                                               June 21, 1995
                                                             (COMMENCEMENT OF
                                                              OPERATIONS) TO
                                                             DECEMBER 31, 1995






Net Asset Value, beginning of period.....................            $10.00
                                                                     ------
Income from Operations:
Net investment income....................................              0.05
Net realized and unrealized gain.........................              4.42
                                                                       ----

   Total from operations.................................              4.47
                                                                       ----

Less Distributions from:
   Net investment income.................................             (0.05)
   Net realized gain.....................................             (0.10)
                                                                       -----

   Total from distributions..............................             (0.15)
                                                                       -----

Net Asset Value, end of period...........................            $14.32
                                                                      =====

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000's omitted)................            $5,148
Ratio of expenses to average net assets (A)..............                 0%
Ratio of net investment income to average net assets.....              1.21%*

Total return.............................................             44.78%**

Note: If Agents of Small Cap Equity Fund for the periods indicated and Agents of Small Cap Equity Portfolio for the period June 21, 1995 (commencement of operations) to December 31, 1995 had not voluntarily waived or assumed all of their fees and had expenses been limited to that required by certain state securities laws, the net investment income (loss) per share and the ratios would have been as follows:

Net investment income per share...........................          $(0.288)
RATIOS:
Expenses to average net assets (A)........................             2.50%*
Net investment income to average net assets...............            (1.29)%*

 *Annualized
**Not Annualized
(A) Includes Small Cap Equity Fund's share of Small Cap Equity Portfolio allocated expenses for the period indicated.

         Supplement Dated February 15, 1996 to Statement of Additional
                        Information Dated April 3, 1995

                         LANDMARK SMALL CAP EQUITY FUND


The date of the Statement of Information shall now be February 15, 1996.


The following paragraphs shall be added at the end of the "Independent Accountants and Financial Statements" section on page B-39 of the Statement of Additional Information:

     The unaudited financial statements of Small Cap Equity Fund (Statement of Assets and Liabilities at December 31, 1995, Statement of Operations for the period from June 21, 1995 (commencement of operations) to December 31, 1995, Statement of Changes in Net Assets for the period from June 21, 1995 (commencement of operations) to December 31, 1995 and Financial Highlights for the period from June 21, 1995 (commencement of operations) to December 31,
1995) accompany this Statement of Additional Information.

     The unaudited financial statements of Small Cap Equity Portfolio (Portfolio of Investments at December 31, 1995, Statement of Assets and Liabilities at December 31, 1995, Statement of Operations for the period from June 21, 1995 (commencement of operations) to December 31, 1995, Statement of Changes in Net Assets for the period from June 21, 1995 (commencement of operations) to December 31, 1995 and Financial Highlights for the period from June 21, 1995 (commencement of operations) to December 31, 1995) accompany this Statement of Additional Information.

                               LANDMARK FUNDS II


                         LANDMARK SMALL CAP EQUITY FUND

                           SMALL CAP EQUITY PORTFOLIO

                              FINANCIAL STATEMENTS

                                  (UNAUDITED)

Landmark Small Cap Equity Fund
Statement Of Assets And Liabilities December 31, 1995
Assets:
Investment in Small Cap Equity Portfolio, at value (Note 1A)......   $4,989,277
Receivable for shares of beneficial interest sold.................      158,264
                                                                        -------
    Total Assets..................................................    5,147,541
                                                                        -------
Net Assets for 359,566 shares of beneficial interest outstanding..   $5,147,541
                                                                        -------
Net Assets Consist of:
Paid-in capital...................................................   $4,167,496
Unrealized appreciation of investments............................      725,790
Accumulated net realized gain in investments......................      254,255
                                                                        -------
    Total.........................................................   $5,147,541
                                                                        -------
Net Asset Value and Redemption Price Per Share of
Beneficial Interest...............................................       $14.32
                                                                           ----
Computation of Offering Price:
Maximum Offering Price per share based on a 4.75%
sales charge ($14.32/0.9525)......................................       $15.03
                                                                           ====
See notes to financial statements

Landmark Small Cap Equity Fund
Statement Of Operations
For the Period June 21, 1995 (Commencement of Operations) to December 31, 1995 Investment Income (Note 1B):
Dividend Income from Small Cap Equity Portfolio..........  $ 5,205

Interest Income from Small Cap Equity Portfolio..........   11,378   $  16,583
                                                              ----
Expenses:
Auditing fees............................................   15,000
Legal fees...............................................    7,170
Shareholder reports......................................    6,197
Shareholder Servicing Agents' fees (Note 2B).............    5,497
Transfer agent fees......................................    4,000
Custodian fees...........................................    3,750
Administrative fees (Note 2A)............................    2,063
Distribution fees (Note 3)...............................      687
Trustees fees............................................      400
Miscellaneous............................................    2,500
                                                              ----
   Total expenses........................................   47,264
Less expenses assumed by the administrator...............  (39,017)
Less aggregate amount waived by Administrator,
Distributor and Shareholder
  Servicing Agents (Note 2A, 2B and 3)...................   (8,247)
                                                              ----
     Net expenses........................................                  -0-
                                                           -------
     Net investment income...............................               16,583
                                                                       -------
Net Realized and Unrealized Gain (Loss) from
Small Cap Equity Portfolio:
Net realized gain (loss).................................              288,370
Net change in unrealized appreciation (depreciation).....              725,790
                                                                       -------
Net realized and unrealized gain (loss) from
Small Cap Equity Portfolio...............................            1,014,160
                                                                       -------
Net Increase in Net Assets Resulting from Operations ....           $1,030,743
                                                                       =======
See notes to financial statements

Landmark Small Cap Equity Fund
Statement Of Changes In Net Assets
                                                                June 21, 1995
                                                                (Commencement
                                                               of Operations)to
                                                              December 31, 1995
                                                               ----------------

Increase (Decrease) in Net Assets from:
Operations:
Net investment income........................................   $   16,583
Net realized gain............................................      288,370
Net change in unrealized appreciation........................      725,790
                                                                   -------
  Net increase in net assets resulting from operations.......    1,030,743
                                                                   -------
Distributions to Shareholders from:
Net investment income........................................      (17,057)
Net realized gain on investments.............................      (34,115)
                                                                   -------
  Decrease in net assets from distributions to shareholders..      (51,172)

Transactions in Shares of Beneficial Interest (Note 5):
Net proceeds from sale of shares.............................    4,202,811
Net asset value of shares issued to shareholders from
reinvestment of distributions................................       51,172
Cost of shares repurchased...................................      (86,013)
                                                                   -------
Net increase in net assets from transactions in
shares of beneficial interest................................    4,167,970
Net Increase in Net Assets...................................    5,147,541
Net Assets:
Beginning of period                                                     --
                                                                   -------
End of period (including overdistributed net
investment income of $475)...................................   $5,147,541
                                                                   =======
See notes to financial statements

Landmark Small Cap Equity Fund
Financial Highlights

                                                                 June 21, 1995
                                                               (Commencement of
                                                                Operations) to
                                                              December 31, 1995
                                                               ----------------


Net Asset Value, beginning of period                             $10.00
                                                                  -----
Income From Operations:
Net investment income........................................      0.05
Net realized and unrealized gain on
  investments................................................      4.42
                                                                  -----
     Total from operations...................................      4.47
                                                                  -----
Less Distributions From:
  Net investment income......................................     (0.05)
  Net realized gain on investments...........................     (0.10)
 .............................................................     -----
      Total from distributions ..............................     (0.15)
 .............................................................     _____
Net Asset Value, end of period...............................    $14.32
                                                                  =====


Ratios/Supplemental Data:
Net assets, end of period (000's omitted)....................    $5,148
Ratio of expenses to average net assets (A)..................         0%
Ratio of net investment income to average net assets.........      1.21%*
Total return.................................................     44.78%**

Note: If Agents of the Fund for the periods indicated and Agents of Small Cap Equity Portfolio for the period June 21, 1995 (commencement of operations) to December 31, 1995 had not waived or assumed all of their fees and had expenses been limited to that required by certain state securities laws, the net investment income (loss) per share and the ratios would have been as follows:

Net investment income per share..............................   $(0.288)
Ratios:
Expenses to average net assets (A)...........................      2.50%*
Net investment income to average net assets..................     (1.29)%*
*   Annualized
**  Not Annualized
(A) Includes the Fund's share of Small Cap Equity Portfolio allocated expenses for the period indicated.
See notes to financial statements

Landmark Small Cap Equity Fund
Notes to Financial Statements
Statement Of Assets And Liabilities December 31, 1995
(1) Significant Accounting Policies
The Landmark Small Cap Equity Fund (the "Fund") is a separate diversified series of Landmark Funds II (the "Trust"), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. On June 21, 1995 (commencement of operations), the Fund began investing all of its investable assets in Small Cap Equity Portfolio (the "Portfolio"), a management investment company for which Citibank, N.A. ("Citibank") serves as Investment Adviser. The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS") acts as the Fund's Administrator and Distributor. Citibank also serves as Sub-Administrator and makes Fund shares available to customers as Shareholder Servicing Agent.
The Trust seeks to achieve the Fund's investment objective of long-term capital growth by investing all of its investable assets in the Portfolio, an open-end, diversified management investment company having the same investment objective and policies and substantially the same investment restrictions as the Fund. The value of such investment reflects the Fund's proportionate interest (99.9% at December 31, 1995) in the net assets of the Portfolio.
The financial statements of the Portfolio, including the portfolio of investments, are contained elsewhere in this report and should be read in conjunction with the Fund's financial statements. The significant accounting policies consistently followed by the Fund are in conformity with generally accepted accounting principles and are as follows:
A. Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.
B. Investment Income -- The Fund earns income, net of Portfolio expenses, daily based on its investment in the Portfolio.
C. Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investment transactions. Accordingly, no provision for federal income or excise tax is necessary.
D. Expenses -- The Fund bears all costs of its operations other than expenses specifically assumed by Citibank and LFBDS. Expenses incurred by the Trust with respect to any two or more funds or series are allocated in proportion to the average net assets of each fund, except when allocations of direct expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund. The Fund's share of the Portfolio's expenses are charged against and reduce the amount of the Fund's investment in the Portfolio.
E. Distributions -- Distributions to shareholders are recorded on ex-dividend date. The amount and character of income and net realized gains to be distributed are determined in accordance with income tax rules and regulations, which may differ from generally accepted accounting principles. These differences are attributable to permanent book and tax accounting differences. Reclassifications are made to the Fund's capital accounts to reflect income and net realized gains available for distribution (or available capital loss carryovers) under income tax rules and regulations.
F. Other -- All the net investment income, realized and unrealized gain and loss of the Portfolio is allocated pro rata, based on respective ownership interests, among the Fund and the other investors in the Portfolio at the time of such determination. Investment transactions are accounted for on the trade date basis. Realized gains and losses are determined on the identified cost basis.

(2) Administrative Services Plan
The Trust has adopted an Administrative Services Plan (the "Administrative Services Plan") which provides that the Trust, on behalf of the Fund, may obtain the services of an Administrator, one or more Shareholder Servicing Agents and other Servicing Agents, and may enter into agreements providing for the payment of fees for such services. Under the Trust Administrative Services Plan, the aggregate of the fee paid to the Administrator from the Fund, the fees paid to the Shareholder Servicing Agents from the Fund under such Plan and the Basic Distribution Fee paid from the Fund to the Distributor under the Distribution Plan may not exceed 0.65% of the Fund's average daily net assets on an annualized basis for the Fund's then-current fiscal year.

A. Administrative Fee -- Under the terms of an Administrative Services Agreement, the administrative fee payable to the Administrator, as compensation for overall administrative services and general office facilities, may not exceed an annual rate of 0.20% of the Fund's average daily net assets. The administrative fee amounted to $2,063, all of which was voluntarily waived from June 21, 1995 (Commencement of Operations) to December 31, 1995. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from LFBDS as from time to time is agreed to by LFBDS and Citibank. The Fund pays no compensation directly to any Trustee or to any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Fund from the Administrator or its affiliates. Certain of the officers and a Trustee of the Fund are officers or directors of the Administrator or its affiliates.
B. Shareholder Servicing Agents Fees -- The Trust, on behalf of the Fund, has entered into shareholder servicing agreements with each Shareholder Servicing Agent pursuant to which that Shareholder Servicing Agent acts as an agent for its customers and provides other related services. For their services, each Shareholder Servicing Agent receives fees from the Fund, which may be paid periodically, which may not exceed, on an annualized basis, an amount equal to 0.40% of the average daily net assets of the Fund represented by shares owned during the period for which payment is being made by investors for whom such Shareholder Servicing Agent maintains a servicing relationship. Shareholder Servicing Agents' fees amounted to $5,497, all of which was voluntarily waived for the period June 21, 1995 (Commencement of Operations) to December 31, 1995.
(3) Distribution Fees
The Fund has adopted a Plan of Distribution pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, in which the Fund reimburses the Distributor for expenses incurred or anticipated in connection with sales of shares of the Fund, at an annual rate not to exceed 0.15% of the Fund's average daily net assets. The Distributor may also receive an additional fee from the Fund at an annual rate not to exceed 0.05% of the Fund's average daily net assets in anticipation of, or as reimbursement for, advertising expenses incurred by the Distributor in connection with the sale of shares of the Fund. No payment of such additional fee has been made during the period. Under the Administrative Services Plan distribution fees were computed at an annual rate of 0.05% of the Fund's average daily net assets, which amounted to $687, all of which was voluntarily waived for the period June 21, 1995 (Commencement of Operations) to December 31, 1995.
(4) Investment Transactions
Increases and decreases in the Fund's investment in the Portfolio for the period aggregated $4,044,549 and $86,015 respectively.
(5) Shares Of Beneficial Interest
The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in shares of beneficial interest were as follows:

                                      June 21, 1995
                                    (Commencement of
                                      Operations) to
                                    December 31, 1995
Shares sold.......................       362,453
Shares issued to shareholders from
  reinvestment of distributions...         3,754
Shares repurchased................        (6,641)
Net increase......................       359,566

Small Cap Equity Portfolio
Portfolio Of Investments  December 31, 1995

Issuer                                                      Shares    Value
COMMON STOCKS--92.9%
Autos and Transport - 4.4%
Airborne Freight Corp....................................    3,500  $ 93,188
Eagle USA AirFreight Inc.*...............................    4,900   128,624
                                                                      ------
 .........................................................            221,812
                                                                      ------

Consumer Services - 16.5%
Bally Entertainment Corp.*...............................    6,000    84,000
Central Parking Corp. ...................................    3,100    89,125
Davidson & Associates* ..................................    4,400    96,800
Gadzooks Inc.*...........................................    3,600    90,900
JP Foodservice Inc.*.....................................    4,600    89,700
Logan's Roadhouse Inc.* .................................    4,800    82,800
Neostar Retail Group Inc.* ..............................    1,800    13,275
Red Lion Hotels Inc.*....................................    5,300    92,750
Regal Cinemas*...........................................    3,350    99,662
Sports & Recreation Inc.*................................   12,100    86,213
                                                                      ------
                                                                     825,225
                                                                      ------
Consumer Staples - 1.7%
Pete's Brewing Company*..................................    6,000    84,000
                                                            ------

Financial Services - 15.3%
Affiliated Computer Services*............................    2,300    86,250
CCB Financial Corp.......................................    1,450    80,475
Charter One Financial Inc................................    2,300    70,438
First Empire State Corp..................................      350    76,300
Investors Financial Services Co.*........................    3,900    80,925
Meadowbrook Insurance Group*.............................    3,300   110,550
Roosevelt Financial Group................................    5,000    96,875
Susquehanna Bancshares Inc. .............................    3,300    87,450
Texas Regional Bank Shares "A"...........................    4,300    72,025
                                                                      ------
                                                                     761,288
                                                                      ------

Health Care - 15.8%
Community Health Systems*...............................     2,600      92,625
Enterprise Systems Inc.*................................     3,100      94,550
Interneuron Pharmaceuticals*............................     4,600     117,300
Lunar Corp.*............................................     2,775      76,313
Mariner Health Group Inc.*..............................     5,200      87,100
Mecon Inc.*.............................................     6,500    $103,188
Neuromedical Systems Inc.*..............................     1,450      29,180
Sierra Health Services Inc.*............................     2,800      88,900
Vivus Inc.*.............................................     3,100      96,875
                                                                        ------
                                                                       786,031
                                                                        ------
Integrated Oils - 3.7%
Giant Industries Inc....................................     8,100      99,225
KCS Energy Inc..........................................     5,800      87,000
 ........................................................                ______
 ........................................................               186,225
                                                                        ------
Materials & Processing - 3.7%
Carbide/Graphite Group*.................................     6,500      93,437
Intertape Polymer Group.................................     2,900      90,988
 ........................................................                ______
 ........................................................               184,425
                                                                        ------
Other Energy - 3.4%
Input/Output Inc.*......................................     1,600      92,400
Lomak Petroleum Inc.*...................................     7,700      75,075
                                                                        ------
                                                                       167,475
                                                                        ------
Producer Durables - 5.7%
Applied Power Inc. Class "A"............................     3,300      99,000
Blount Inc. Class "A"...................................     3,500      91,875
Hardinge Inc.*..........................................     3,600      93,600
 ........................................................                ______
 ........................................................               284,475
                                                                        ------
Technology - 19.1%
C.I.S. Technologies Inc.*...............................    21,500      69,875
Citrix Systems Inc.*....................................     4,500     146,250
Exar Corp.*.............................................     5,700      84,075
McAfee Associates Inc.*.................................     1,700      74,588
Meta-Software Inc.*.....................................     3,200      53,600
Network Appliance Inc.*.................................     5,200     208,650
Network General Corporation*............................     2,600      86,775
Remedy Corp.*...........................................     1,400      82,950
Silicon Valley Research Inc.*...........................    19,300      72,375
State of the Art Inc.*..................................     7,700      76,037
                                                                        ------
                                                                       955,175
                                                                        ------

Utilities - 3.6%
Atlantic Tele-Network.................................      8,500       91,906
Petersburg Long Distance Inc. ADRs*...................     18,600       88,350
                                                                        ------
                                                                       180,256
                                                                        ------
Total Common Stock
 (Identified Cost $3,910,567).........................               4,636,387
                                                                        ------

SHORT-TERM OBLIGATIONS--15.8%
                                                         Principal
                                                         Amount
                                                         -------
Investors Cash Reserves
 5.357% due 1/2/96....................................   $195,700      195,700
United States Treasury Bill
 4.850% due 3/28/96...................................    320,000      296,363
United States Treasury Bill
 4.950% due 3/28/96...................................    320,000      296,287
                                                                        ------
                                                                       788,350
                                                                        ------
Total Short-Term obligations, at amortized Cost.
Total Investments.....................................      108.7%   5,424,737
 (Identified Cost $4,698,917)
Other Assets,
 Less Liabilities.....................................       (8.7)    (435,315)
                                                             -----      ------
Net Assets                                                  100.0%  $4,989,422
                                                             -----      ------

ADR's American Depositary Receipts
* Non income producing
See notes to financial statements

Small Cap Equity Portfolio
Statement Of Assets And Liabilities
December 31, 1995 Assets:
Investments at value (Note 1A)
(Identified Cost, 4,698,917)........................  $5,424,737
Cash................................................         385
Interest receivable and other assets................       1,528
                                                         -------
    Total assets....................................   5,426,650
                                                         -------
Liabilities:
Payable for investments purchased...................     437,228
                                                         -------
Net Assets .........................................  $4,989,422
                                                         -------
Represented by:
Paid-in capital for beneficial interests............  $4,989,422
                                                         =======
See notes to financial statements

Small Cap Equity Portfolio
Statement Of Operations
From June 21, 1995 (Commencement of Operations) to December 31, 1995
Investment Income:
  Dividend Income........................................... $ 5,205
  Interest Income...........................................  11,378   $ 16,583
                                                               -----
Expenses:
Auditing fees...............................................  25,000
Investment advisory fees (Note 2)...........................  10,222
Custodian fees.............................................. $ 7,363
Legal fees..................................................   3,368
Administrative fees (Note 3)................................     682
Trustee fees................................................     400
Miscellaneous...............................................   1,300
 ............................................................   _____
  Total expenses............................................  48,335
Less expense assumed by the Administrator:.................. (37,431)
Less aggregate amount waived by Investment
 Adviser and Administrator (Notes 2 and 3).................. (10,904)
                                                               -----
  Net Expenses..............................................                -0-
                                                                        -------
  Net investment income.....................................             16,583
                                                                        -------
Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) from investment transactions.......            288,385
Unrealized appreciation (depreciation) of investments--
   Beginning of period......................................       --
   End of period............................................  725,820
                                                                -----
 Net change in unrealized appreciation (depreciation).......            725,820
                                                                        -------
   Net realized and unrealized gain (loss) on investments...
 ............................................................          1,014,205
                                                                        -------
Net Increase in Net Assets Resulting from Operations........
 ............................................................         $1,030,788
                                                                        =======
See notes to financial statements

Small Cap Equity Portfolio
Statement Of Changes In Net Assets
June 21, 1995
                                                                (Commencement
                                                              of Operations) to
                                                              December 31, 1995
                                                              ----------------

Increase (Decrease) in Net Assets from:
Operations:
Net investment income......................................      $ 16,583
Net realized gain on investment transactions...............       288,385
Net change in unrealized appreciation (depreciation)
of investments.............................................       725,820
                                                                  -------
  Net increase in net assets resulting from operations.....     1,030,788
                                                                  -------
Capital Transactions:
Proceeds from contributions................................     4,044,649
Value of withdrawals.......................................       (86,015)
                                                                  -------
  Net increase in net assets from capital transactions.....     3,958,634
                                                                  -------
Net Increase in Net Assets: ...............................     4,989,422
Net Assets:
Beginning of period........................................            --
                                                                  -------
End of period..............................................    $4,989,422
                                                                  =======
See notes to financial statements

Small Cap Equity Portfolio
Financial Highlights
                                                                June 21, 1995
                                                                (Commencement
                                                              of Operations) to
                                                              December 31, 1995
                                                               ---------------

Ratios/Supplemental Data:
Net Assets, end of period (000 omitted)....................    $    4,989
Ratio of expenses to average net assets ...................           -0-
Ratio of net investment income to average net assets.......         1.22%*
Portfolio turnover.........................................           41%
Note: If agents of the Portfolio had not voluntarily
waived a portion of their fees for the periods indicated,
the ratios would have been as follows:
Ratios:
Expenses to average net assets.............................         2.50%*
Net investment income to average net assets................        (1.28%*)
* Annualized
See notes to financial statements

Small Cap Equity Portfolio
Notes To Financial Statements
(1) Significant Accounting Policies
Small Cap Equity Portfolio (the "Portfolio"), a separate series of The Premium Portfolios (the "Portfolio Trust"), is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company which was organized as a trust under the laws of the State of New York. The Declaration of Trust permits the Trustees to issue beneficial interests in the Portfolio. The Investment Adviser of the Portfolio is Citibank N.A. (Citibank"). Signature Financial Group (Grand Cayman), Ltd. ("SFG") acts as the Portfolio's Administrator.
The significant accounting policies consistently followed by the Portfolio are in conformity with generally accepted accounting principles and are as follows:
A. Investment Security Valuations -- Equity securities listed on securities exchanges or reported through the NASDAQ system are valued at last sale prices. Unlisted securities or listed securities for which last sales prices are not available are valued at last quoted bid prices. Debt securities (other than short-term obligations maturing in sixty days or less), are valued on the basis of valuations furnished by pricing services which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, and other market data, without exclusive reliance on quoted prices or exchange or over-the-counter prices, since such valuations are believed to reflect more accurately the fair value of the securities. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates market value. Securities, if any, for which there are no such valuations or quotations are valued at fair value as determined in good faith by or under guidelines established by the Trustees.
B. Income -- Interest income consists of interest accrued and discount earned, adjusted for amortization of premium or discount on long-term debt securities when required for U.S. federal income tax purposes. Dividend income is recorded on the ex-dividend date.
C. U.S. Federal Income Taxes -- The Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary.
D. Expenses -- The Portfolio bears all costs of its operations other than expenses specifically assumed by Citibank and SFG. Expenses incurred by the Portfolio Trust with respect to any two or more portfolios or series are allocated in proportion to the average net assets of each portfolio, except when allocations of direct expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.
E. Other -- Investment transactions are accounted for on the date the investments are purchased or sold. Realized gains and losses are determined on the identified cost basis.
(2) Investment Advisory Fees
The investment advisory fee paid to Citibank, as compensation for overall investment management services, amounted to $10,222 all of which was voluntarily waived for the period June 21, 1995 (Commencement of Operations) to December 31, 1995. The investment advisory fee is computed at the annual rate of 0.75% of the Portfolio's average daily net assets.

(3) Administrative Fee
Under the terms of an Administrative Services Agreement, the administrative fee paid to the Administrator, as compensation for overall administrative services and general office facilities, is computed at an annual rate of 0.05% of the Portfolio's average daily net assets. The administrative fee amounted to $682 all of which was voluntarily waived for the period June 21, 1995 (Commencement of Operations) to December 31, 1995. Citibank acts as Sub-Administrator and performs such duties and receives such compensation from SFG as from time to time is agreed to by SFG and Citibank. The Portfolio pays no compensation directly to any Trustee or any officer who is affiliated with the Administrator, all of whom receive remuneration for their services to the Portfolio from the Administrator or its affiliates. Certain of the officers and a Trustee of the Portfolio are officers or directors of the Administrator or its affiliates.
(4) Purchases And Sales Of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $4,746,834 and $1,124,652, respectively, for the period June 21, 1995 (Commencement of Operations) to December 31, 1995.
(5)Federal Income Tax Basis Of Investments
The cost and unrealized appreciation (depreciation) in value of the investment securities owned at December 31, 1995, as computed on a federal income tax basis, are as follows:

Aggregate cost.................................    $4,698,917
                                                      =======
Gross unrealized appreciation..................    $  886,867
Gross unrealized depreciation..................      (161,047)
                                                      -------
Net unrealized appreciation....................    $  725,820
                                                      =======
(6) Line of Credit
The Portfolio, along with the other Landmark Funds, entered into an ongoing agreement with a bank which allows the Funds collectively to borrow up to $40 million for temporary or emergency purposes. Interest on the borrowings, if any, is charged to the specific fund executing the borrowing at the base rate of the bank. In addition, the $15 million committed portion of the line of credit requires a quarterly payment of a commitment fee based on the average daily unused portion of the line of credit. For the period June 21, 1995 (Commencement of Operations) to December 31, 1995, no commitment fee was allocated to the Portfolio. Since the line of credit was established, there have been no borrowings.

                              PART C

Item 24.  Financial Statements and Exhibits.


      (a)  Financial Statements Included in Part A:
           LANDMARK SMALL CAP EQUITY FUND
           Condensed Financial Information - Financial Highlights (for the period from the commencement of operations (June 21, 1995) to December 31, 1995)*


           Financial Statements Included in Part B:
           LANDMARK SMALL CAP EQUITY FUND
           Statement of Assets and Liabilities at December 31, 1995**
           Statement of Operations for the period from June 21, 1995
               (commencement of operations) to December 31, 1995**
           Statement of Changes in Net Assets for the period from June 21, 1995
               (commencement of operations) to December 31, 1995**
           Financial Highlights for the period from June 21, 1995 (commencement of operations) to December 31, 1995**
           SMALL CAP EQUITY PORTFOLIO
           Portfolio of Investments at December 31, 1995**
           Statement of Assets and Liabilities at December 31, 1995**
           Statement of Operations for the period from June 21, 1995
               (commencement of operations) to December 31, 1995**
           Statement of Changes in Net Assets for the period from June 21, 1995
               (commencement of operations) to December 31, 1995**
           Financial Highlights for the period from June 21, 1995 (commencement of operations) to December 31, 1995**

      ------------------
     * Financial information is included for Landmark Small Cap Equity Fund only.
    ** Financial information is included for Landmark Small Cap Equity Fund and
        Small Cap Equity Portfolio only.



      (b)  Exhibits


            * 1(a)      Amended and Restated Declaration of Trust of Registrant
        ***** 1(b)      Amendment to Amended and Restated Declaration of Trust of Registrant
        ***** 1(c)      Form of Establishment and Designation of Series of the Registrant
       ****** 1(d)      Amendment to Amended and Restated Declaration of Trust of Registrant
            * 2(a)      Amended and Restated By-Laws of Registrant
        ***** 2(b)      Amendment to Amended and Restated By-Laws of Registrant
        ***** 4(a)      Form of Certificate representing ownership of Class A shares of the Funds
        ***** 4(b)      Form of Certificate representing ownership of Class B shares of the Funds
        ***** 6(a)      Form of Amended and Restated Distribution Agreement between the
                        Registrant and The Landmark Funds Broker-Dealer Services, Inc.
                        ("LFBDS"), as distributor, with respect to Class A Shares of the Funds
        ***** 6(b)      Form of Distribution Agreement between the Registrant and LFBDS, as distributor, with respect to Class B Shares of the Funds
        ***** 7         Form of Custodian Agreement between the Registrant, on behalf of the
                        Funds, and Investors Bank & Trust Company, as custodian


        ***** 9(a)      Form of Amended and Restated Administrative Services Plan of the
                        Registrant
          *** 9(b)      Administrative Services Agreement between the Registrant and LFBDS, as administrator
          *** 9(c)      Sub-Administrative Services Agreement between Citibank, N.A. and LFBDS
         **** 9(d)(i)   Form of Shareholder Servicing Agreement between the Registrant and
                        Citibank, N.A., as shareholder servicing agent
         **** 9(d)(ii)  Form of Shareholder Servicing Agreement
                        between the Registrant and a federal savings bank, as
                        shareholder servicing agent
         **** 9(d)(iii) Form of Shareholder Agreement between the Registrant and LFBDS, as shareholder servicing agent
            * 9(e)      Transfer Agency and Servicing Agreement between the Registrant and State Street Bank and Trust Company, as transfer agent
            * 9(f)(i)   Expense Reimbursement Agreement between the Registrant, on behalf of the
                        Funds, and LFBDS, as administrator
       ****** 9(f)(ii)  Form of Amended Expense Reimbursement
                        Agreement between the Registrant, on behalf of the
                        Equity Fund, and LFBDS, as administrator
        ***** 9(g)      Form of Exchange Privilege Agreement between each of the trusts in the
                        Landmark Family of Funds, including the Registrant, and LFBDS, as distributor
       ***** 15(a)      Form of Amended and Restated Distribution Plan of the Registrant with respect to Class A Shares of the Funds
       ***** 15(b)      Form of Distribution Plan of the Registrant with respect to Class B Shares of the Funds
       ***** 16         Performance Calculations
  *,**and*** 25(a)      Powers of Attorney for the Registrant
 ***,*****or 25(b)      Powers of Attorney for The Premium Portfolios
filed herewith


---------------------
     * Incorporated herein by reference to Post-Effective Amendment No. 8 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on March 2, 1992.
    ** Incorporated herein by reference to Post-Effective Amendment No. 9 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on April 13, 1993.
   *** Incorporated herein by reference to Post-Effective Amendment No. 10 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on December 30, 1993.
  **** Incorporated herein by reference to Post-Effective Amendment No. 11 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on February 28, 1994.
 ***** Incorporated herein by reference to Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on October 14, 1994.
 ***** Incorporated herein by reference to Post-Effective Amendment No. 14 to the Registrant's Registration Statement on Form N-1A (File No. 2-90519) as filed with the Securities and Exchange Commission on March 3, 1995.

Item 25.  Persons Controlled by or under Common Control with Registrant.

      Not applicable.


Item 26.  Number of Holders of Securities.

              Title of Class         Number of Record Holders

      Shares of Beneficial Interest   As of February 13, 1996
           (without par value)


      Landmark Small Cap Equity Fund
            Class A                              7
            Class B                              0



Item 27.  Indemnification.

     Reference is hereby made to (a) Article V of the Registrant's Declaration of Trust, filed as an Exhibit to Post-Effective Amendment No. 8 to its Registration Statement on Form N-1A (the "Amendment"); (b) Section 4 of the Distribution Agreement between the Registrant and The Landmark Funds Broker-Dealer Services, Inc., filed as an Exhibit to Post-Effective Amendment No. 8; and (c) the undertaking of the Registrant regarding indemnification set forth in its Registration Statement on Form N-1A.

     The Trustees and officers of the Registrant and the personnel of the Registrant's administrator are insured under an errors and omissions liability insurance policy. The Registrant and its officers are also insured under the fidelity bond required by Rule 17g-1 under the Investment Company Act of 1940.


Item 28.  Business and Other Connections of Investment Adviser.


     Citibank, N.A. ("Citibank") is a commercial bank offering a wide range of banking and investment services to customers across the United States and around the world. Citibank is a wholly-owned subsidiary of Citicorp, a registered bank holding company. Citibank also serves as investment adviser to the following registered investment companies (or series thereof): The Premium Portfolios (Balanced Portfolio, Equity Portfolio, Government Income Portfolio, International Equity Portfolio, Emerging Asian Markets Equity Portfolio and Small Cap Equity Portfolio), Tax Free Reserves Portfolio, U.S. Treasury Reserves Portfolio, Cash Reserves Portfolio, Asset Allocation Portfolios (Asset Allocation Portfolio 200, Asset Allocation Portfolio 300, Asset Allocation Portfolio 400 and Asset Allocation Portfolio 500), Landmark Multi-State Tax Free Funds (Landmark New York Tax Free Reserves, Landmark Connecticut Tax Free Reserves and Landmark California Tax Free Reserves), Landmark Fixed Income Funds (Landmark Intermediate Income Fund), Landmark Tax Free Income Funds (Landmark National Tax Free Income Fund and Landmark New York Tax Free Income
Fund) and Landmark VIP Funds (Landmark VIP U.S. Government Portfolio, Landmark VIP Balanced Portfolio, Landmark VIP Equity Portfolio and Landmark VIP International Equity Portfolio). As of December 31, 1994, Citibank and its affiliates managed assets in excess of $73 billion worldwide. The principal place of business of Citibank is located at 399 Park Avenue, New York, New York 10043.

     The Chairman of the Board and a Director of Citibank is John S. Reed. The following are Vice Chairmen of the Board and Directors of Citibank: Paul J. Collins, Pei-yuan Chia, William R. Rhodes and H. Onno Ruding. Other Directors of Citibank are D. Wayne Calloway, Chairman and Chief Executive Officer,

PepsiCo, Inc., Purchase, New York; Colby H. Chandler, Former Chairman and Chief Executive Officer, Eastman Kodak Company; Kenneth T. Derr, Chairman and Chief Executive Officer, Chevron Corporation; H.J. Haynes, Senior Counselor, Bechtel Group, Inc., San Francisco, California; Rozanne L. Ridgway, President, The Atlantic Council of the United States; Robert B. Shapiro, President and Chief Operating Officer, Monsanto Company; Frank A. Shrontz, Chairman and Chief Executive Officer, The Boeing Company, Seattle, Washington; Mario Henrique Simonsen, Vice Chairman, Brazilian Institute of Economics, The Getulio Vargas Foundation; Roger B. Smith, Former Chairman and Chief Executive Officer, General Motors Corporation; Franklin A. Thomas, President, The Ford Foundation, New York, New York; and Edgar S. Woolard, Jr., Chairman and Chief Executive Officer, E.I. DuPont De Nemours & Company.

     Each of the individuals named above is also a Director of Citicorp. In addition, the following persons have the affiliations indicated:

D. Wayne Calloway        Director, Exxon Corporation
                         Director, General Electric Company
                         Director, Pepsico, Inc.

Colby H. Chandler        Director, Digital Equipment
                         Corporation
                         Director, Ford Motor Company
                         Director, J.C. Penney Company, Inc.

Pei-yuan Chia            None

Paul J. Collins          Director, Kimberly-Clark Corporation

Kenneth T. Derr          Director, Chevron Corporation
                         Director, Potlatch Corporation

H.J. Haynes              Director, Bechtel Group, Inc.
                         Director, Boeing Company
                         Director, Fremont Group, Inc.
                         Director, Hewlett-Packard Company
                         Director, Paccar Inc.
                         Director, Saudi Arabian Oil Company

John S. Reed             Director, Monsanto Company
                         Director, Philip Morris Companies
                           Incorporated
                         Stockholder, Tampa Tank & Welding, Inc.

William R. Rhodes        Director, Private Export Funding
                           Corporation

Rozanne L. Ridgway       Director, 3M
                         Director, Bell Atlantic Corporation
                         Director, Boeing Company
                         Director, Emerson Electric Company
                         Member-International Advisory Board,
                           New Perspective Fund, Inc.
                         Director, RJR Nabisco, Inc.
                         Director, Sara Lee Corporation
                         Director, Union Carbide Corporation

H. Onno Ruding           Member, Board of Supervisory Directors,
                           Amsterdam Trustee's Kantoor
                         Advisor, Intercena (C&A) (Netherlands)
                         Member, Board of Supervisory Directors,
                           Pechiney Nederland N.V.
                         Member, Board of Advisers, Robeco N.V.
                         Advisory Director, Unilever N.V.
                         Advisory Director, Unilever PLC

Robert B. Shapiro        Director, G.D. Searle & Co.
                         Director, Liposome Technology, Inc.
                         Director, Monsanto Company
                         Director, The Nutrasweet Company

Frank A. Shrontz         Director, 3M
                         Director, Baseball of Seattle, Inc.
                         Director, Boeing Company
                         Director, Boise Cascade Corp.

Mario Henrique Simonsen  Director, Companhia Bozano Simonsen
                           Comercioe E Industria
                         Director, Companhia Monteia & Aranha
                         President, Simposium Consultoria E
                           Servicos Tecnicos LTDA

Roger B. Smith           Director, International Paper Company
                         Director, Johnson & Johnson
                         Director, Pepsico, Inc.
                         Director, Rubatex Corporation

Franklin A. Thomas       Director, Aluminum Company of America
                         Director, American Telephone & Telegraph,
                           Co.
                         Director, CBS, Inc.
                         Director, Cummins Engine Company, Inc.
                         Director, Pepsico, Inc.

Edgar S. Woolard, Jr.    Director, E.I. DuPont De Nemours &
                           Company
                         Director, International Business Machines
                           Corp.
                         Director, Seagram Company, Ltd.




Item 29.  Principal Underwriters.



     (a) The Landmark Funds Broker-Dealer Services, Inc. ("LFBDS"), the Registrant's Distributor, is also the distributor for Landmark International Equity Fund, Landmark Emerging Asian Markets Equity Fund, Landmark U.S. Treasury Reserves, Landmark Cash Reserves, Premium U.S. Treasury Reserves, Premium Liquid Reserves, Landmark Institutional U.S. Treasury Reserves, Landmark Institutional Liquid Reserves, Landmark Tax Free Reserves, Landmark California Tax Free Reserves, Landmark Connecticut Tax Free Reserves, Landmark New York Tax Free Reserves, Landmark U.S. Government Income Fund, Landmark Intermediate Income Fund, Landmark Balanced Fund, Landmark Equity Fund, Landmark Small Cap Equity Fund, Landmark National Tax Free Income Fund, Landmark New York Tax Free Income Fund, Landmark VIP Funds (Landmark VIP U.S. Government Portfolio, Landmark VIP Balanced Portfolio, Landmark VIP Equity Portfolio and Landmark VIP International Equity Portfolio), CitiSelectSM Folio 200, CitiSelectSM Folio 300, CitiSelectSM Folio 400 and CitiSelectSM Folio 500. LFBDS is also the placement agent for International Equity Portfolio, Balanced Portfolio, Equity Portfolio, Small Cap Equity Portfolio, Government Income Portfolio, Emerging Asian Markets Equity Portfolio, Tax Free Reserves Portfolio, Cash Reserves Portfolio, U.S. Treasury Reserves Portfolio, Asset Allocation Portfolio 200, Asset Allocation Portfolio 300, Asset Allocation Portfolio 400 and Asset Allocation Portfolio 500.


     (b) The information required by this Item 29 with respect to each director and officer of LFBDS is incorporated by reference to Schedule A of Form BD filed by LFBDS pursuant to the Securities and Exchange Act of 1934 (File No. 8-32417).

     (c) Not applicable.


Item 30.  Location of Accounts and Records.

     The accounts and records of the Registrant are located, in whole or in part, at the office of the Registrant and the following locations:

   NAME                                              ADDRESS

   The Landmark Funds Broker-Dealer Services, Inc.   6 St. James Avenue
   (administrator and distributor)                   Boston, MA 02116

   State Street Bank and Trust Company               1776 Heritage Drive
   (transfer agent)                                  North Quincy, MA 02171

   Investors Bank & Trust Company                    One Lincoln Plaza
   (custodian)                                       Boston, MA 02111

   Citibank, N.A.                                    153 East 53rd Street
   (investment adviser)                              New York, NY 10043

   SHAREHOLDER SERVICING AGENTS

   Citibank, N.A.                                    450 West 33rd Street
                                                     New York, NY 10001

   Citibank, N.A. -- Citigold                        666 5th Avenue
                                                     New York, NY 10043

   Citibank, N.A. -- The Citibank                    153 East 53rd Street
   Private Bank                                      New York, NY 10022

   Citibank, N.A. -- Citibank Global                 153 East 53rd Street
   Asset Management                                  New York, NY 10043

   Citibank, N.A. -- North American                  111 Wall Street
   Investor Services                                 New York, NY 10043

   Citicorp Investment Services                      One Court Square
                                                     Long Island City, NY 11120


Item 31.  Management Services.

      Not applicable.

Item 32.  Undertakings.

      (a)  Not applicable.


      (b)  Not applicable.


      (c) The Registrant hereby undertakes, if requested to do so by the record holders of not less than 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a trustee or trustees, and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940. The Registrant further undertakes to furnish to each person to whom a prospectus of the Landmark Equity Fund or the Landmark Balanced Fund is delivered with a copy of its latest Annual Report to Shareholders, upon request without charge.

                          SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all requirements for effectiveness of this Post-Effective Amendment to this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston and Commonwealth of Massachusetts on the 13th day of February, 1996.

                                    LANDMARK FUNDS II

                                    By: Philip W. Coolidge
                                        Philip W. Coolidge
                                        President

     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to this Registration Statement has been signed below by the following persons in the capacities indicated below on February 13, 1996.

           Signature                        Title

   Philip W. Coolidge        President, Principal Executive Officer and Trustee
   Philip W. Coolidge

   John R. Elder             Principal Financial Officer and Principal
   John R. Elder             Accounting Officer


   H.B. Alvord*              Trustee
   H.B. Alvord

   Riley C. Gilley*          Trustee
   Riley C. Gilley

   Diana R. Harrington*      Trustee
   Diana R. Harrington

   Susan B. Kerley*          Trustee
   Susan B. Kerley

   C. Oscar Morong, Jr.*     Trustee
   C. Oscar Morong, Jr.

   Donald B. Otis*           Trustee
   Donald B. Otis

   E. Kirby Warren*          Trustee
   E. Kirby Warren

   William S. Woods, Jr.*    Trustee
   William S. Woods, Jr.

*By: Philip W. Coolidge
    Philip W. Coolidge
     Executed by Philip W. Coolidge on
     behalf of those indicated pursuant
     to Powers of Attorney.

                              SIGNATURES

     The Premium Portfolios has duly caused this Post-Effective Amendment to the Registration Statement on Form N-1A of Landmark Funds II to be signed on its behalf by the undersigned, thereunto duly authorized, in George Town, Grand Cayman, Cayman Islands, BWI, on the 13th day of February, 1996.

                                    THE PREMIUM PORTFOLIOS

                                    By:   Susan Jakuboski
                                          Susan Jakuboski,
                                          Assistant Treasurer of
                                          The Premium Portfolios

     This Post-Effective Amendment to the Registration Statement on Form N-1A of Landmark Funds II has been signed by the following persons in the capacities indicated on February 13, 1996.

           Signature                        Title

   Philip W. Coolidge*       President, Principal Executive Officer and Trustee
   Philip W. Coolidge

   John R. Elder*            Principal Financial Officer and Principal
   John R. Elder             Accounting Officer


   Elliott J. Berv*          Trustee
   Elliott J. Berv

   Mark T. Finn*             Trustee
   Mark T. Finn

   Walter E. Robb, III*      Trustee
   Walter E. Robb, III

*By: Susan Jakuboski
     Susan Jakuboski Executed by Susan Jakuboski on behalf of those indicated as attorney in fact.

                           EXHIBIT INDEX


    Exhibit
    No.        Description

    25(b)      Powers of Attorney for The Premium Portfolios